Schedule of Finance Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Expenses
Interest in respect of loan from related party		₪ 43	₪ 174
Expenses in respect of fees and interest	14,059	4,627	264
Exchange differences		4,536
Interest expense in respect of lease liability	630	375	90
Other	266
Total finance expenses	₪ 14,955	₪ 9,581	₪ 528